Shareholder Report, Average Annual Return (Details) 1014027_Franklin FTSE Taiwan ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Taiwan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Taiwan ETF (NAV)
Average Annual Return, Percent	57.35%	12.53%	14.36%
FTSE Taiwan Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Taiwan Index-NR
Average Annual Return, Percent	74.67%	16.53%	18.18%
FTSE Taiwan Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Taiwan Capped Index-NR
Average Annual Return, Percent	57.59%	12.77%	14.53%